CMG Mauldin Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares	Security	Fair Value
	EXCHANGE-TRADED FUNDS - 99.5%
	COMMODITY FUND - 4.8%
137,386	SPDR Gold MiniShares Trust ETF *	$ 2,705,130
	TOTAL COMMODITY FUNDS (Cost - $2,129,686)

	DEBT FUNDS - 53.0%
54,433	Invesco Treasury Collateral ETF	5,757,923
4,905	iShares 20+ Year Treasury Bond ETF	838,755
22,396	iShares 7-10 Year Treasury Bond ETF	2,750,229
70,645	iShares Broad USD High Yield Corporate Bond ETF	2,827,919
12,029	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,664,212
5,599	iShares JP Morgan USD Emerging Markets Bond ETF	633,191
76,033	Janus Henderson Short Duration Income ETF	3,829,782
127,731	SPDR Portfolio Long Term Treasury ETF	6,240,937
47,064	VanEck Vectors Fallen Angel High Yield Bond ETF	1,442,041
7,088	Vanguard Total International Bond ETF	412,734
66,394	Xtrackers USD High Yield Corporate Bond ETF	3,249,322
	TOTAL DEBT FUNDS (Cost - $28,807,704)	29,647,045

	EQUITY FUNDS - 41.7%
31,850	Invesco S&P 500 Low Volatility ETF	1,696,650
45,359	Invesco S&P 500 Quality ETF	1,675,561
79,330	iShares Core MSCI Emerging Markets ETF	4,102,154
10,468	iShares Edge MSCI USA Momentum Factor ETF	1,467,509
33,711	iShares MSCI Germany ETF	952,336
17,097	iShares MSCI Japan ETF	928,880
31,118	Schwab U.S. Large-Cap Value ETF	1,613,157
17,205	Schwab U.S. Small-Cap ETF	1,173,037
4,203	Vanguard Total Stock Market ETF	695,681
52,376	Vanguard Utilities ETF	6,946,105
72,778	Xtrackers S&P 500 ESG ETF	2,098,918
	TOTAL EQUITY FUNDS (Cost - $22,582,359)	23,349,988

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $53,519,749)	55,702,163

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
346,210	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.21% ^	346,452
	TOTAL SHORT-TERM INVESTMENT (Cost - $346,452)

	TOTAL INVESTMENTS - 100.1% (Cost - $53,866,201)	$ 56,048,615
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(52,791)
	NET ASSETS - 100.0%	$ 55,995,824

	ETF - Exchange-Traded Fund
	* Non-income producing security.
	^ Floating rate, rate shown represents the rate at July 31, 2020.

CMG Tactical Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares	Security	Fair Value
	EXCHANGE-TRADED FUNDS - 98.3%
	DEBT FUNDS - 98.3%
1,226,833	BlackRock High Yield Bond Portfolio	$ 9,201,245
267,528	iShares Broad USD High Yield Corporate Bond ETF	10,709,146
187,059	VanEck Vectors Fallen Angel High Yield Bond ETF	5,731,488
218,333	Xtrackers USD High Yield Corporate Bond ETF	10,685,217
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $34,890,384)	36,327,096

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
643,041	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.21% ^	643,492
	TOTAL SHORT-TERM INVESTMENT (Cost - $643,411)

	TOTAL INVESTMENTS - 100.0% (Cost - $35,533,795)	$ 36,970,588
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(6,823)
	NET ASSETS - 100.0%	$ 36,963,765

	ETF - Exchange-Traded Fund
	^ Floating rate, rate shown represents the rate at July 31, 2020.

CMG Tactical All Asset Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares	Security	Fair Value
	EXCHANGE-TRADED FUNDS - 89.2%
	COMMODITY FUND - 11.5%
45,531	SPDR Gold MiniShares Trust ETF *	$ 896,505
	TOTAL COMMODITY FUND (Cost - $727,201)

	DEBT FUNDS - 27.2%
5,118	iShares 7-10 Year Treasury Bond ETF	628,491
4,696	iShares 20+ Year Treasury Bond ETF	803,016
13,757	Janus Henderson Short Duration Income ETF	692,940
	TOTAL DEBT FUNDS (Cost - $2,049,230)	2,124,447

	EQUITY FUNDS - 50.5%
6,142	Invesco QQQ Trust Series 1	1,632,482
7,310	Technology Select Sector SPDR Fund	807,243
19,341	VanEck Vectors Gold Miners ETF	830,503
5,053	Vanguard Utilities ETF	670,129
	TOTAL EQUITY FUNDS (Cost - $3,715,377)	3,940,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $6,491,808)	6,961,309

	SHORT-TERM INVESTMENT - 10.7%
	MONEY MARKET FUND - 10.7%
833,794	Federated Institutional Prime Obligations Fund, Institutional Shares, 0.21% ^	834,378
	TOTAL SHORT-TERM INVESTMENT (Cost - $834,392)

	TOTAL INVESTMENTS - 99.9% (Cost - $7,326,200)	$ 7,795,687
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	11,323
	NET ASSETS - 100.0%	$ 7,807,010

	ETF - Exchange-Traded Fund
	* Non-income producing security.
	^ Floating rate, rate shown represents the rate at July 31, 2020.

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committe shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritized inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CMG Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds' assets and liabilities measured at fair value:

CMG Mauldin Core Fund
Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$ 55,702,163	$ -	$ -	$ 55,702,163
Short-Term Investment		346,452	-	-	$ 346,452
Total Assets		$ 56,048,615	$ -	$ -	$ 56,048,615

CMG Tactical Bond Fund
Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$ 36,327,096	$ -	$ -	$ 36,327,096
Short-Term Investment		643,492	-	-	643,492
Total Assets		$ 36,970,588	$ -	$ -	$ 36,970,588

CMG Tactical All Asset Strategy Fund
Assets*		Level 1	Level 2	Level 3	Total
Exchange-Traded Funds		$ 6,961,309	$ -	$ -	$ 6,961,309
Short-Term Investment		834,378	-	-	834,378
Total Assets		$ 7,795,687	$ -	$ -	$ 7,795,687
* Refer to the Portfolio of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

CMG Tactical Bond Fund ("Tactical Bond") currently invests a portion of its assets in iShares Broad USD High Yield Corporate Bond ETF ("IiShares ") and Xtrackers USD High Yield Corporate Bond ETF ("Xtrackers"). Tactical Bond may redeem its investment from iShares and Xtrackers at any time if the Adviser determines that it is in the best interest of Tactical Bond and its shareholders to do so. The performance of Tactical Bond may be directly affected by the performance of iShares and Xtrackers. The financial statements of iShares and Xtrackers including the portfolio of investments, can be found at the SEC's website www.sec.gov and should be read in conjunction with the Tactical Bond’s financial statements. As of July 31, 2020, the percentage of Tactical Bond’s net assets invested in iShares and Xtrackers was 29.0% and 28.9%, respectively.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMG Mauldin Solutions Core Fund	$ 54,021,431	$ 2,486,454	$ (459,270)	$ 2,027,184
CMG Tactical Bond Fund	35,533,795	1,436,793	-	1,436,793
CMG Tactical All Asset Strategy Fund	7,328,627	470,819	(3,759)	467,060